Subsequent Events (Details) $ / shares in Units, $ in Thousands			3 Months Ended
	Sep. 01, 2023 $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 $ / shares	Jul. 31, 2023 USD ($) item
Subsequent Events
Dividend declared (in US$ per share) | $ / shares			$ 0.75	$ 0.75	$ 0.75	$ 0.75
Issuance of common stock				$ 1	$ 5
Share repurchase program | Common Stock
Subsequent Events
Number of shares sold | shares		15,895
Issuance of common stock		$ 1,000
Subsequent events
Subsequent Events
Aggregate of DWT | item							879,306
Aggregate amount of carriers build							$ 103,000
Dividend declared (in US$ per share) | $ / shares	$ 0.75